PRINCIPAL RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
PRINCIPAL RISKS
Cost of purchased materials	¥ 5,178,963	$ 750,879	¥ 3,198,552	¥ 1,995,380
Credit risk
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	3,316,800		¥ 3,402,900		$ 480,900
Credit risk | Outside PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 217,600				$ 31,500	$ 482,500
Supplier A | Total cost of purchased materials
PRINCIPAL RISKS
Cost of purchased materials				196,886
Supplier B | Total cost of purchased materials
PRINCIPAL RISKS
Cost of purchased materials				¥ 194,838
Economic risk
PRINCIPAL RISKS
Minimum term of PRC government's economic reform policies (in years)	20 years	20 years
Foreign currency exchange rate risk
PRINCIPAL RISKS
(Depreciation) / Appreciation of US$ against RMB	8.20%	8.20%	(2.30%)	(6.30%)